Goodwill and Core Deposit Intangibles (Tables)	12 Months Ended
Dec. 31, 2016
GOODWILL AND CORE DEPOSIT INTANGIBLES
Changes in the carrying amount of goodwill and core deposit intangibles

	Goodwill	Core Deposit Intangibles
	(Dollars in thousands)

Balance - December 31, 2014	$30,129	$4,148
Add - acquisition of Patriot	55,162	8,261
Less - amortization	-	(847)
Balance - December 31, 2015	$85,291	$11,562
Less - amortization	-	(1,587)
Balance - December 31, 2016	$85,291	$9,975

Estimated future amortization expense for the core deposit intangibles

. The estimated future amortization expense for the core deposit intangibles remaining as of December 31, 2016 is as follows (dollars in thousands):

2017	$1,472
2018	1,196
2019	1,080
2020	992
2021	905
Thereafter	4,330
Total	$9,975